UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Longbow Capital Partners, L.P.
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Address:    598 Madison Avenue
           --------------------------------------------------
            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-11083
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas M. Fitzgerald III
           --------------------------------------------------
Title:       Managing Member
           --------------------------------------------------
Phone:       (212) 245-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Thomas M. Fitzgerald III       New York, New York   February 17, 2009
------------------------------      -------------------  ------------------
       [Signature]                     [City, State]          [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          34
                                               -------------

Form 13F Information Table Value Total:         $449,650
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                             13F File Number            Name

NONE


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
                                                      FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6     COLUMN 7      COLUMN 8

                                                        VALUE    SHRS OR  SH/ PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN CALL   DISCRETION   MANAGERS  SOLE    SHARED    NONE
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AGL RES INC                 COM            001204106     7,297   232,756  SH           SOLE                232,756
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ALLEGHENY ENERGY INC        COM            017361106    12,471   368,299  SH           SOLE                368,299
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BHP BILLITON LTD            SPONSORED ADR  088606108     9,374   218,504  SH           SOLE                218,504
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CATERPILLAR INC DEL         COM            149123101     6,006   134,455  SH           SOLE                134,455
----------------------------------------------------------------------------------------------------------------------------------
CENTERPOINT ENERGY INC      COM            15189T107     8,044   637,400  SH           SOLE                637,400
----------------------------------------------------------------------------------------------------------------------------------
CMS ENERGY CORP             COM            125896100    15,171 1,500,551  SH           SOLE              1,500,551
----------------------------------------------------------------------------------------------------------------------------------
CONSOL ENERGY INC           COM            20854P109     4,770   166,896  SH           SOLE                166,896
----------------------------------------------------------------------------------------------------------------------------------
EL PASO ELEC CO             NEW            283677854     3,750   207,323  SH           SOLE                207,323
----------------------------------------------------------------------------------------------------------------------------------
ENERGEN CORP                COM            29265N108     4,305   146,790  SH           SOLE                146,790
----------------------------------------------------------------------------------------------------------------------------------
ENTERGY CORP NEW            COM            29364G103    12,766   153,567  SH           SOLE                153,567
----------------------------------------------------------------------------------------------------------------------------------
EXELON CORP                 COM            30161N101    38,044   684,115  SH           SOLE                684,115
----------------------------------------------------------------------------------------------------------------------------------
FPL GROUP INC               COM            302571104    34,701   689,471  SH           SOLE                689,471
----------------------------------------------------------------------------------------------------------------------------------
GENERAL CABLE CORP DEL NEW  COM            369300108     5,484   309,983  SH           SOLE                309,983
----------------------------------------------------------------------------------------------------------------------------------
ITRON INC                   COM            465741106    16,039   251,636  SH           SOLE                251,636
----------------------------------------------------------------------------------------------------------------------------------
JACOBS ENGR GROUP INC       COM            469814107    14,535   302,178  SH           SOLE                302,178
----------------------------------------------------------------------------------------------------------------------------------
MCDERMOTT INTL INC          COM            580037109     5,377   544,271  SH           SOLE                544,271
----------------------------------------------------------------------------------------------------------------------------------
NORTHEAST UTILS             COM            664397106    36,796 1,529,332  SH           SOLE              1,529,332
----------------------------------------------------------------------------------------------------------------------------------
NUCOR CORP                  COM            670346105    13,749   297,608  SH           SOLE                297,608
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NV ENERGY INC               COM            67073Y106     6,939   701,660  SH           SOLE                701,660
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PG&E CORP                   COM            69331C108    22,568   583,000  SH           SOLE                583,000
----------------------------------------------------------------------------------------------------------------------------------
PEABODY ENERGY CORP         COM            704549104     8,829   388,101  SH           SOLE                388,101
----------------------------------------------------------------------------------------------------------------------------------
PERINI CORP                 COM            713839108     1,534    65,597  SH           SOLE                 65,597
----------------------------------------------------------------------------------------------------------------------------------
PNM RES INC                 COM            69349H107    12,739 1,263,837  SH           SOLE              1,263,837
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QUESTAR CORP                COM            748356102    12,669   387,556  SH           SOLE                387,556
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SEMPRA ENERGY               COM            816851109    32,757   768,399  SH           SOLE                768,399
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SPDR GOLD TRUST             GOLD SHS       78463V107     8,747   101,103  SH           SOLE                101,103
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SUNPOWER CORP               COM CLB        867652307     3,049   100,154  SH           SOLE                100,154
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UNION PAC CORP              COM            907818108    32,219   674,042  SH           SOLE                674,042
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URS CORP NEW                COM            903236107    23,797   583,691  SH           SOLE                583,691
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UNITED STATES STL CORP NEW  COM            912909108     2,999    80,623  SH           SOLE                 80,623
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VULCAN MATLS CO             COM            929160109    16,159   232,236  SH           SOLE                232,236
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WALTER INDS INC             COM            93317Q105     3,889   222,108  SH           SOLE                222,108
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WESCO INTL INC              COM            95082P105       427    22,203  SH           SOLE                 22,203
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WISCONSIN ENERGY CORP       COM            976657106    11,650   277,503  SH           SOLE                277,503
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